CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income (Loss)	$ 118,742	$ 32,372	$ (1,877)
Adjustments to reconcile net income (loss) to cash provided by operating activities:
Depreciation and amortization	13,805	11,858	9,023
Loss from sale of property and equipment	290	576	0
Share-based compensation	177,011	129,209	100,186
Charitable share contribution to Foundation	0	17,908	0
Amortization of discount and accretion of interest on marketable securities	(2,139)	(227)	0
Changes in operating assets and liabilities:
Accounts receivable, net	(4,748)	(7,893)	(4,685)
Prepaid expenses and other assets	(45,602)	16,280	11,840
Accounts payable	8,453	10,406	17,397
Accrued expenses and other liabilities	59,953	27,459	14,588
Deferred taxes, net	(61,150)	0	0
Deferred revenue	69,029	73,117	68,932
Net cash provided by operating activities	333,644	311,065	215,404
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(20,362)	(13,211)	(7,901)
Purchase of marketable securities	(187,829)	(49,570)	0
Maturities of marketable securities	77,855	0	0
Investments in affiliated company	0	(6,000)	0
Capitalized software development costs	(3,380)	(2,024)	(2,558)
Net cash used in investing activities	(133,716)	(70,805)	(10,459)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from exercise of share options and employee share purchase plan	41,865	43,341	21,243
Receipt (repayment) of tax advance relating to exercises of share options and RSUs, net	(15,218)	11,873	4,046
Repurchases of ordinary shares	(135,028)	0	0
Net cash provided by (used in) financing activities	(108,381)	55,214	25,289
INCREASE (DECREASE) IN CASH, CASH EQUIVALENTS	91,547	295,474	230,234
CASH, CASH EQUIVALENTS – Beginning of year	1,411,602	1,116,128	885,894
CASH, CASH EQUIVALENTS – End of year	1,503,149	1,411,602	1,116,128
SUPPLEMENTAL DISCLOSURE:
Cash paid for income taxes, net	4,858	6,210	7,560
Cash paid for interest	0	0	25
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Non-cash purchases of property and equipment	937	368	105
Capitalized share-based compensation costs	1,814	1,144	1,997
Right-of-use asset recognized with corresponding lease liability	$ 79,189	$ 68,743	$ 93